Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes:
Federal	$ 133	$ 170	$ 193
State	2	4	2
Deferred taxes:
Federal	(27)	(54)	(59)
Provision for income taxes as shown in the Statement of Earnings	$ 108	$ 120	$ 136